Fees Summary	Oct. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,200,000
Previously Paid Amount	0.00
Total Fee Amount	2,237.22
Total Offset Amount	0.00
Net Fee	2,237.22
Narrative - Max Aggregate Offering Price	$ 16,200,000
Final Prospectus	true